Financial risk management	12 Months Ended
Dec. 31, 2021
Financial risk management
Financial risk management

3            Financial risk management

3.1         Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk and cash flow interest rate risk), credit risk and liquidity risk. The Group’s overall risk management programme focuses on the unpredictability of financial markets and seeks to minimise potential adverse effects on the Group’s financial performance.

(a)	Market risk
(i)	Foreign exchange risk

Majority of Group companies operate in the PRC and majority of the transactions are denominated in RMB which is the Company and other Group companies’ functional currency, except for the US$ denominated Series A Preferred Shares, convertible note and exchangeable note.

With all other variables held constant, if the average exchange rate of RMB against US$ had strengthened or weakened by 5%, the Group’s post-tax results would increase or decrease by RMB267,000 (2020: RMB682,000).

(ii)	Credit risk

The Group has no significant concentrations of credit risk. The carrying amounts of cash at banks, trade receivables, deposits and other receivables and amounts due from related parties included in the consolidated balance sheets represent the Group’s maximum exposure to credit risk in relation to its financial assets.

The majority of the Group’s cash at banks are deposited in major reputable financial institutions located in the PRC. Most of the Group’s revenue are settled by cash or credit cards. Trade receivables of the Group are mainly due from financial institutions with sound financial standing. There has been no history of default in relation to these external parties. Management does not expect any losses arising from non-performance by these counterparties.

Based on the Group’s historical experiences in collection of trade receivables, other receivables and amounts due from related parties, the directors consider the Group’s credit risk of these receivables to be low.

3	Financial risk management (Continued)

3.1        Financial risk factors (Continued)

(a)	Market risk (Continued)
(ii)	Credit risk (Continued)

The Group considers that adequate provision for unrecoverable trade receivables, other receivables and amounts due from related parties has been made in the relevant accounting period after considering the Group’s experience in collection of trade receivables, other receivables and amounts due from related parties. Management does not expect any losses from non-performance by these counterparties.

(iii)	Cash flow and fair value interest-rate risk

The Group’s income and operating cash flows are substantially independent of changes in market interest rates as the Group has no significant interest-bearing assets except for cash at banks. The Group’s exposures to changes in interest rates are mainly attributable to its borrowings and loans.

Borrowings issued at variable rates expose the Group to cash flow interest rate risk which is partially offset by cash held at variable rates.

At reporting date, if interest rates on borrowings had been 10 basis points higher/ lower with all other variables held constant, the Group’s post-tax results for the year would have been RMB48,070 (2020: RMB47,000) lower/higher respectively, mainly as a result of higher/lower interest expense on floating rate borrowings.

(b)	Liquidity risk

The Group is exposed to liquidity risk due to the impact of COVID–19 and it had net current liabilities of RMB427,947,000 as at 31 December 2021. As detailed in Note 2.1, the directors of the Company concluded that the Group has sufficient financial resources to meet its financial obligations as and when they fall due in the coming twelve months after the issuance of this consolidated financial statements.

Prudent liquidity management implies maintaining sufficient cash and cash equivalents and the availability of funding through an adequate amount of committed credit facilities.

The Group’s primary cash requirements have been the payments for operating expenses and purchases of fixed assets. The Group mainly finances its working capital requirements through internal resources and proceeds from bank borrowings and issuance of ordinary shares.

The Group’s policy is to regularly monitor current and expected liquidity requirements to ensure it maintains sufficient cash and cash equivalents and adequate amount of committed credit facilities to meet its liquidity requirements in the short and long term.

At the reporting date, the contractual undiscounted cash flows of the Group’s current financial liabilities approximate their respective carrying amounts due to their short maturities.

3            Financial risk management (Continued)

3.1         Financial risk factors (Continued)

(b)	Liquidity risk (Continued)

The table below analyses the Group’s non-derivative financial liabilities into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows, including interest if applicable.

a.	Series A Preferred Shares: The maximum exposure is the 100% of the issue price, plus an amount accruing at a rate of 10% per annum and any accrued but unpaid dividends on such shares (Note 25).

b.

b.	Convertible note in 2016: The maximum exposure is the 100% of the issue price, plus an amount accruing at a rate of 15% per annum and any accrued but unpaid dividends on such shares (Note 26).
c.	Convertible note in 2020: The maximum exposure is the 100% of the issue price, plus an amount accruing at a rate of 15% per annum (Note 26).
d.	Exchangeable note liabilities: The maximum exposure is the 100% of the issue price, plus an amount accruing at a rate of 10% per annum and any accrued but unpaid dividends on such shares (Note 27).

	Less than	Between 1 and	Between 2 and	After
	1 year	2 years	5 years	5 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2020
Borrowings	146,764	54,657	25,194	—	226,615
Convertible note	—	—	44,565	—	44,565
Lease liabilities	48,301	44,887	106,592	67,290	267,070
Trade payables	33,654	—	—	—	33,654
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	38,092	—	—	—	38,092
Amounts due to related parties	1,224	—	—	—	1,224
	268,035	99,544	176,351	67,290	611,220

At 31 December 2021
Borrowings	160,646	77,948	—	—	238,594
Convertible note	—	38,059	—	—	38,059
Lease liabilities	32,964	30,810	58,745	38,282	160,801
Trade payables	31,256	—	—	—	31,256
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	43,396	—	—	—	43,396
Amounts due to related parties	473	—	—	—	473
	268,735	146,817	58,745	38,282	512,579

3            Financial risk management (Continued)

3.2         Capital risk management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may adjust the dividend payments to shareholders, return capital to shareholders, issue new shares or to obtain bank borrowings.

Consistent with others in the industry, the Group monitors capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total borrowings (include current and non-current bank borrowings, convertible note, exchangeable note liabilities and Series A Preferred Shares as shown in the consolidated balance sheets) less cash and cash equivalents and restricted bank deposit. Total capital is calculated as “equity”, as shown in the consolidated balance sheets, plus net debt.

The gearing ratios at 31 December 2020 and 2021 were as follows:

	2020	2021
	RMB’000	RMB’000
Total borrowings	211,745	233,815
Add: Convertible note (Note 26)	34,190	38,059
Less: Cash and cash equivalents (Note 18)	(44,384)	(39,289)
Restricted cash (Note 18)	(8,712)	—
Net debt	192,839	232,585
Total equity	425,736	(187,422)
Total capital	618,575	45,163
Gearing ratio	31.2%	514.99%

3.3          Fair value estimation

The table below analyses financial instruments carried at fair value as at 31 December 2020 and 2021 by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorised into three levels with a fair value hierarchy as follows:

● Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

● Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).

● Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

The financial instrument carried at fair value was RMB 38,059,000 as at 31 December 2021.

3            Financial risk management (Continued)

3.3         Fair value estimation (Continued)

The following table presents the Group’s financial liabilities that are measured at fair value as at 31 December 2021. See Note 13 for the fair value disclosure of the investment properties that are recorded under cost model.

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at 31 December 2021
Liabilities
Financial liabilities at fair value through profit or loss
- Convertible note (Note 26)	—	—	38,059	38,059
	—	—	38,059	38,059

The fair value of financial instruments that are not traded in an active market (for example, over- the-counter derivatives) is determined by using valuation techniques. These valuation techniques maximise the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.

Specific valuation techniques used to value financial instruments include:

● Quoted market prices or dealer quotes for similar instruments.

● Other techniques, such as discounted cash flow analysis including dividend growth model, are used to determine fair value for the remaining financial instruments.

There were no significant transfers of financial assets between level 1, level 2 and level 3 fair value hierarchy classifications.

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2020:

	Convertible note
	(Note 26)	Total
	RMB’000	RMB’000
Opening balance	—	—
Convertible note issued	33,474	33,474
Unrealised exchange difference	(883)	(883)
Change in fair value	1,599	1,599
Closing balance	34,190	34,190

3            Financial risk management (Continued)

3.3         Fair value estimation (Continued)

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2021:

	Convertible note
	(Note 26)	Total
	RMB’000	RMB’000
Opening balance	34,190	34,190
Unrealised exchange difference	(371)	(371)
Change in fair value	4,240	4,240
Closing balance	38,059	38,059